Derivative instruments - Call Spread (Details) - Subsidiaries - Call spread - Cash Flow Hedging $ in Thousands	Apr. 30, 2017 USD ($) $ / option
Derivatives designated as hedging instruments | Citibank S.A.
Derivative [Line Items]
Nominal Amount | $	$ 50,000
Derivatives designated as hedging instruments | Citibank S.A. | Written
Derivative [Line Items]
Strike price (in usd per option)	4.49
Derivatives designated as hedging instruments | Citibank S.A. | Bought
Derivative [Line Items]
Strike price (in usd per option)	3.11
Derivatives designated as hedging instruments | JP Morgan S.A.
Derivative [Line Items]
Nominal Amount | $	$ 50,000
Derivatives designated as hedging instruments | JP Morgan S.A. | Written
Derivative [Line Items]
Strike price (in usd per option)	5.20
Derivatives designated as hedging instruments | JP Morgan S.A. | Bought
Derivative [Line Items]
Strike price (in usd per option)	3.13
Derivatives not designated as hedging instruments | JP Morgan S.A.
Derivative [Line Items]
Nominal Amount | $	$ 30,000
Derivatives not designated as hedging instruments | JP Morgan S.A. | Written
Derivative [Line Items]
Strike price (in usd per option)	5.62
Derivatives not designated as hedging instruments | JP Morgan S.A. | Bought
Derivative [Line Items]
Strike price (in usd per option)	8.20